Supplementary Financial Statements Information	12 Months Ended
Dec. 31, 2013
Supplementary Financial Statements Information [Abstract]
Supplementary Financial Statements Information
Note 8 - Supplementary Financial Statements Information

A.           Balance Sheets

1.           Cash and cash equivalents

Comprised of:

	December 31
	2013	2012
	US$ thousands	US$ thousands
Cash and deposits *	5,194	2,183

*
As of December 31, 2013, US$56 thousand (2012: US$51thousand) is deposited in NIS bearing an average annual interest of 0.15% (2012: 1.00%). US$42 thousand (2012: US$41 thousand) was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

2.           Trade receivables, net

Trade receivables, net, consist of the following:

	December 31
	2013	2012
	US$ thousands	US$ thousands
Trade receivables	4,454	2,542
Less allowance for doubtful accounts (*)	(615)	(544)

	3,839	1,998

*           The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands
Balance as of January 1, 2011	66
Additions	197
Deductions	-

Balance as of December 31, 2011	263
Additions	281
Deductions	-

Balance as of December 31, 2012	544
Additions	252
Deductions	(181)

Balance as of December 31, 2013	615

3.           Other current assets

Other current assets consist of the following:

	December 31
	2013	2012
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	93	140
Prepaid expenses	144	80
Assets held for severance benefits	-	241

	237	461

4.	Inventories

Inventories consist of the following:

	December 31
	2013	2012
	US$ thousands	US$ thousands
Raw materials and subassemblies	2,252	1,628
Work in process	123	297
Finished products	1,272	1,434

	3,647	3,359

5.	Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31
	2013	2012
	US$ thousands	US$ thousands
Employees and employee institutions	976	769
Accrued expenses	653	369
Provision for product warranty	100	100
Liability in respect of severance benefits	-	276
Other	204	114

	1,933	1,628

6.	Short term loan

On December 31, 2010 the Company entered into a factoring agreement with CLAL Factoring. The Company is to pay a factoring fee of 0.6% and interest of prime plus 2.15% on all factored receivables. During 2013 the Company terminated the factoring agreement with CLAL Factoring and therefore as of December 31, 2013 there was no amount outstanding. At December 31, 2012 the balance outstanding was US$174,000. The proceeds received are presented within short term loans.

7.            Fair value measurements

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of the financial instruments as of December 31, 2013 and 2012 represent management's best estimates of the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an orderly transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. However, in situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects the Company's own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by the Company based on the best information available in the circumstances.

The carrying amounts of cash and cash equivalents, trade receivables, other current assets, other payables and short term loans approximate the fair value because of the short maturity of these instruments.

B.           Statements of operations

1.            Sales (1)

(a)           Classification of sales by geographical destination:

	Year ended December 31
	2013	2012	2011
	US$ thousands	US$ thousands	US$ thousands
United States	110	91	1,360
Europe	3,841	3,194	5,660
Israel	2,467	2,118	2,137
South and Latin America	1,817	1,184	400
Asia Pacific	2,717	1,677	3,654
Rest of the world	227	172	509

	11,179	8,436	13,720

(1)     Sales are attributed to geographical areas based on location of customers.
       The Company's property and equipment is primarily located in Israel.

(b)           Sales by major product lines:

	Year ended December 31
	2013	2012	2011
	US$ thousands	US$ thousands	US$ thousands
Enterprise Solution	11,090	8,430	13,160
Carrier Solution	89	6	560

	11,179	8,436	13,720

(c)	Principal customers:

During the fiscal year ended December 31, 2013 there were three customers that represented 16%, 10%, and 10% of total sales. During fiscal year 2012 there were four customers that represented 14%, 12%, 10% and 10% of total sales. During 2011 there were no sales to customers exceeding 10% of total sales.

2.            Cost of sales

Cost of sales consists of the following:

	Year ended December 31
	2013	2012	2011
	US$ thousands	US$ thousands	US$ thousands
Payroll and related benefits	886	723	868
Materials purchased	4,261	3,233	4,507
Subcontracted work	2,469	2,218	1,974
Royalties to the OCS	37	-	6
Write-down of inventories	581	818	49
Other production costs	499	471	378

	8,733	7,463	7,782
Decrease in inventories	(869)	(398)	(293)

	7,864	7,065	7,489

In December 2012 the Company declared end-of-life of Carrier products and as a result the Company recorded an inventory write-off totaling approximately US$701,000.

3.	Financing expense, net

Financing income, net, consists of the following:

	Year ended December 31
	2013	2012	2011
	US$ thousands	US$ thousands	US$ thousands
Expenses:
Interest on short-term credits and bank charges	(26)	(50)	(26)
Interest on long-term principle shareholder loan	(45)	(73)	(54)
Exchange translation income (expenses), net	(60)	71	(24)
	(131)	(52)	(104)
Income:
Interest from banks and others	2	4	2

Financing expense, net	(129)	(48)	(102)